Shareholder Report, Holdings (Details) - C000109987	Mar. 31, 2026
GE Vernova, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
NextEra Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	6.10%
Eaton Corp. PLC
Holdings [Line Items]
Percent of Total Investments	6.00%
Quanta Services, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
EQT Corp.
Holdings [Line Items]
Percent of Total Investments	5.30%
Southern Co. (The)
Holdings [Line Items]
Percent of Total Investments	4.00%
Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
Expand Energy Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
Hubbell, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	3.50%
Constellation Energy Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
Electric Utilities
Holdings [Line Items]
Percent of Total Investments	35.30%
Electrical Equipment
Holdings [Line Items]
Percent of Total Investments	23.90%
Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Total Investments	13.60%
Multi-Utilities
Holdings [Line Items]
Percent of Total Investments	11.10%
Construction & Engineering
Holdings [Line Items]
Percent of Total Investments	7.40%
Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	3.90%
Independent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Total Investments	3.10%
Metals & Mining
Holdings [Line Items]
Percent of Total Investments	1.00%
Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Total Investments	0.60%
Building Products
Holdings [Line Items]
Percent of Total Investments	0.10%